      As filed with the Securities and Exchange Commission on September 25, 1998
                                                               File No. 33-36962
                                                               File No. 811-6175
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE
                     SECURITIES ACT OF 1933                                                 [ X ]



                               Post-Effective Amendment No. 19                              [ X ]


                                       and

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                     COMPANY ACT OF 1940                                                    [ X ]



                                              Amendment No. 21                              [ X ]


                        MAINSTAY INSTITUTIONAL FUNDS INC.
                        ---------------------------------
               (Exact name of Registrant as Specified in Charter)

                                51 Madison Avenue
                            New York, New York 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-8149
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                              Sara L. Badler, Esq.
                        MainStay Institutional Funds Inc.
                                51 Madison Avenue
                            New York, New York 10010
                            ------------------------
                     (Name and Address of Agent for Service)

                                 with a copy to:

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006



[ X ] It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933.

                        MAINSTAY INSTITUTIONAL FUNDS INC.

                              CROSS REFERENCE SHEET


        This registration statement contains a separate Prospectus and Statement of Additional Information for the Asset Management Money Fund, a separate class of shares of the Money Market Fund series of the Registrant. This amendment to the registration statement does not, however, effect the separate Prospectuses for the Institutional Class Shares, the Institutional Service Class Shares, and the Money Market Fund's Institutional Service Class Shares, nor does it effect the combined Statement of Additional Information for those Shares. The cross-references listed below are applicable to the Prospectus and Statement of Additional Information of the Asset Management Money Fund.

                           Items Required by Form N-1A


            Item Number in Part A                            Prospectus Caption
            ---------------------                            ------------------
1.   Cover Page                                              Cover Page

2.   Synopsis                                                Tell Me The Key Facts -
                                                             Analyze the Costs of
                                                             Investing: Ongoing Fees;
                                                             If you Invest $1,000 You
                                                             Might Pay

3.   Condensed Financial Information                         Financial Highlights

4.   General Description of                                  Tell Me The Key Facts -
     Registrant                                              Descriptions of Each
                                                             Fund; General Investment
                                                             Considerations; Tell Me
                                                             The Details - The
                                                             Company; Other
                                                             Information About the
                                                             Funds; Description of
                                                             Investments and
                                                             Investment Practices

5.   Management of the Fund                                  Tell Me The Key Facts -
                                                             Know Who You're Investing
                                                             With; Tell Me The Details
                                                             - The Company; Manager
                                                             and Sub-Advisers

5A.  Management's Discussion of                              Information Contained in
     Fund Performance                                        Registrant's Annual
                                                             Report

6.   Capital Stock and Other                                 Tell Me The Key Facts -
     Securities                                              Understand the Tax
                                                             Consequences; Tell Me The
                                                             Details - The Company;
                                                             Portfolio Transactions

7.   Purchase of Securities                                  Tell Me The Key Facts -
     Being Offered                                           Open an Account and Buy
                                                             Shares

8.   Redemption or Repurchase                                Tell Me The Key Facts -
                                                             Know How to Sell Shares

9.   Pending Legal Proceedings                               Not Applicable



                                                             Statement of Additional
     Item Number in Part B                                   Information Caption
     ---------------------                                   -----------------------

10.  Cover Page                                              Cover Page

11.  Table of Contents                                       Table of Contents

12.  General Information and                                 Management of the Company
     History

13.  Investment Objectives and                               Additional Investment
                                                             Policies of the Money
                                                             Market Fund; Investment
                                                             Objectives and Policies;
                                                             Investment Restrictions

14.  Management of the Fund                                  Management of the Company

15.  Control Persons and Principal                           Management of the
     Holders of Securities                                   Company; Other
                                                             Information

16.  Investment Advisory and                                 Management of the Company
     Other Services

17.  Brokerage Allocation and                                Portfolio Transactions
     Other Practices                                         and Brokerage

18.  Capital Stock and Other                                 Other Information
     Securities

19.  Purchase, Redemption and                                Purchases and Redemptions
     Pricing of Securities Being
     Offered

20.  Tax Status                                              Tax Information

21.  Underwriters                                            Management of the Company

22.  Calculations of Performance                             Performance Information
     Data

23.  Financial Statements                                    Other Information -
                                                             Financial Statements

   Asset Management Money Fund Prospectus                  November    , 1998

The Asset Management Money Fund (the "Sweep Shares") is a separate class of the Money Market Fund (the "Fund"), which is a separate series of MainStay Institutional Funds Inc. The Fund seeks to provide a high level of current income while preserving capital and maintaining liquidity.

  Read This!

THIS FUND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. The Sweep Shares are not deposits or obligations of, or guaranteed or insured by, any financial institution, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. INVESTMENTS IN THE FUND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL (SEE "DESCRIPTION OF INVESTMENTS AND INVESTMENT PRACTICES" ON PAGE 12).

NO GUARANTEES. There can be no assurance that the investment objective of the Fund will be achieved. All mutual funds involve risk, including the potential to lose some or all of your original investment. FURTHERMORE, ALTHOUGH THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL SUCCEED IN DOING SO.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 Please read this Prospectus carefully before you invest, and keep it for future reference. It includes information you should know before investing. We hope you will easily find and understand the information you need. For more details, write to NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany, NJ 07054 or call 1-800-695-2126 for a free copy of the Statement of Additional
 Information (SAI) dated November   , 1998 (as amended from time to time). The
 SAI is incorporated by reference into this Prospectus and also has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

  WHAT'S INSIDE?
  TELL ME QUICKLY                                                           PAGE

The Fund.......................................................................1

  TELL ME THE KEY FACTS

Analyze the Costs of Investing: Ongoing Fees...................................2
If You Invest $1,000 You Might Pay.............................................2
Description of the Fund........................................................4
General Investment Considerations..............................................5
Open an Account and Buy Shares...............................................6-7
Know How to Sell Shares........................................................7
Your Earnings..................................................................8
Understand the Tax Consequences................................................8
Know Who You're Investing With..............................................9-10
Know Your Rights as a Shareholder.............................................11

  TELL ME THE DETAILS

The Company...................................................................12
Description of Investments and Investment Practices...........................12
Manager and Sub-Adviser.......................................................14
Portfolio Transactions........................................................15
Other Information.............................................................15
Appendix A: Description of Short-Term Securities Ratings......................16

                             Tell Me The Key Facts
                  Analyze the Costs of Investing: Ongoing Fees

To help you understand the costs of investing in the Fund, we've provided expense information based on estimated expenses for the Sweep Shares for the current fiscal year. You should only use these figures as estimates of what you might actually pay.

ONGOING FEES
The Fund pays ongoing operating fees to the manager, custodian, shareholder service agents and other professionals who provide services to the Fund. These fees are billed to the Fund and are then factored into the share price. They're not billed to you separately; but they do reduce the Fund's total assets. (See pg. 14, "Manager and Sub-Adviser" for further details.)

EXPENSES HAVE BEEN CAPPED
The Fund's manager has voluntarily agreed to limit the Fund's total expenses. This expense limitation has the effect of lowering the Fund's total operating expenses and increasing its earnings. (See pg. 15, "Voluntary Expense Limitation," for more on the limitation for the Fund.)

The manager may end or revise the voluntary expense limitation at any time. If this occurs, the Fund's expenses may increase and its earnings may be reduced, depending on its total assets. (See pg. 15, "Voluntary Expense Limitation," for more on the limitation for the Fund.)

ACCOUNT REPRESENTATIVES
Account representatives may impose other conditions on buying and selling shares. They may also charge you additional fees. They are responsible for giving you a schedule of fees and information about any conditions they've added. Ask your account representative about these fees and conditions.

 WHY READ ABOUT COSTS?
 Costs are important since they may lower your earnings. For example, a Fund with higher costs must perform better just to equal the return of a Fund with lower costs. All things being equal, therefore, a lower-cost Fund will begin with an advantage. Lower fees alone, however, will not guarantee better total return performance.

                    If You Invest $1,000 You Might Pay . . .

The "Example" on the following page is provided to help you understand the various costs and expenses that an investor in the Sweep Shares will bear directly or indirectly.

The example on page 3 is based on a hypothetical 5% annual return on an investment of $1,000, redemption at the end of each period and reinvestment of all your dividends and distributions. The pie chart illustrates the expenses that would be paid by a shareholder for shares held for a period of five years with the same assumptions.

THE ACTUAL RETURN ON YOUR INVESTMENT, OF COURSE, MAY BE MORE OR LESS THAN 5%; AND THE ACTUAL EXPENSES MAY ALSO BE MORE OR LESS THAN THOSE SHOWN DEPENDING ON A VARIETY OF FACTORS, INCLUDING THE PERFORMANCE OF THE FUND. THE FIGURES IN THE FOLLOWING CHART, THEREFORE, DO NOT NECESSARILY REPRESENT HOW YOUR INVESTMENT WILL PERFORM. THEY ARE STRICTLY HYPOTHETICAL EXAMPLES.

>   TAKE NOTE:

 We have also assumed that total Fund operating expenses remain the same each year, and that the voluntary expense limitation would apply for all periods. Without the limitation, your expenses would generally be higher. The Fund's manager may end or revise these limitations at any time.

   Operating Expenses                                       Example
 SWEEP SHARES

SHAREHOLDER TRANSACTION EXPENSES         None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

  Management Fees* (after fee waivers)    .39%
                                         ----
  Other Expenses+
    Shareholder Service Fees              .25
    Distribution (Rule 12b-1) Fees        .25
    Other                                 .11
                                         ----
  Total Other Expenses*                   .61
                                         ----
Total Fund Operating Expenses* (after
  fee waivers)                           1.00%
                                         ====

         After 1 year                    $  10
         After 3 years                   $  32
         After 5 years                   $  55(a)
         After 10 years                  $ 122

         IF YOU INVEST $1,000 TODAY, 5 YEARS FROM NOW YOU
           WOULD HAVE PAID:

                                 [PIE CHART]

             $22 management fees
              14 Rule 12b-1 fees
              14 shareholder service fees
               5  other
             --------------------------------------------------
             $55 total fund operating expenses

+"Other Expenses" is based on estimated amounts for the current fiscal year.

*MainStay Management, Inc., as the Fund's manager, has voluntarily agreed to waive a portion of the fees otherwise payable to it under the terms of the Fund's Management Agreement (up to the amount of such fees) to the extent necessary to limit the total operating expenses for the Sweep Shares to the amount shown above. These expenses are described under "Tell Me The Details--Manager and Sub-Adviser." Absent the voluntary fee waiver, estimated total Fund operating expenses for the Sweep Shares would be 1.11%. Absent the voluntary fee waiver, Fund management fees would be 0.50%.

(a) If the voluntary fee waiver were not applied, the expenses for each period would generally be higher. For example, the expenses for the Fund for the five-year period would be $61.

                                                       Manager: MainStay
                   Money Market Fund
                                                       Management, Inc.
               The Fund's objective is:
                                                       Sub-Adviser: New York
                                                       Life Insurance Company
  to seek to provide a high level of current income
  while preserving capital and maintaining liquidity.
--------------------------------------------------------------------------------
  INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR
  GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUND
  ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE (NAV)
  OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT
  WILL SUCCEED IN DOING SO.

           The Fund invests in:

  ...HIGH QUALITY, SHORT-TERM SECURITIES
  (that mature within 397 days) denominated in U.S. dollars, including obligations issued or guaranteed by the U.S.
  Government or any of its agencies or
  instrumentalities, foreign securities,
  certificates of deposit, time deposits,
  bankers' acceptances, commercial paper,
  repurchase agreements, reverse repurchase agreements, loan participation interests and corporate bonds.
  ...UP TO 5% OF TOTAL ASSETS in the
  securities of one issuer (this doesn't
  apply to U.S. Government securities and
  related repurchase agreements and
  securities subject to certain puts)
  except, up to 25% of total assets may be invested in securities of a single issuer for up to 3 days if they're rated in the highest category ("First Tier") by at least two major rating agencies.
  ...UP TO 1% OF TOTAL ASSETS (or $1
  million, whichever is greater at the time of purchase) in securities of any one issuer rated in the top two categories by at least two major rating agencies
  ("Second Tier"); or, if unrated,
  determined to be of comparable quality by the sub-adviser.

  ...UP TO 5% OF TOTAL ASSETS in securities that were "Second Tier" when acquired.

  ...UNRATED SECURITIES determined to be of comparable quality to rated securities.

  The Fund may borrow money for temporary
  or emergency purposes, purchase
  securities on a when-issued basis, and
  enter into firm or standby commitments to purchase securities.

  This Fund generally cannot invest in
  securities with remaining maturities
  longer than 397 days (13 months). In
  addition, the weighted average portfolio maturity may not exceed 90 days. (See the SAI for a more detailed explanation.)

       -------------------------------------------------------------------------

                    ------------------------------------------------------------

RISKS? Any investment the Fund makes must present minimal credit risk in the opinion of the sub-adviser.
                                                 If rated, a security must be
                                                 rated within the two highest
                                                 rating categories for
                                                 short-term debt securities
                                                 by at least two major rating
                                                 agencies (or by one major
                                                 agency, if only that agency
                                                 has rated the security or
                                                 issuer).

                       General Investment Considerations

        SOME IMPORTANT POINTS TO UNDERSTAND ABOUT INVESTING IN THE FUND.

>   INVESTMENT OBJECTIVE:

 There cannot be any assurance that the Fund will achieve its investment objective. The investment objective of the Fund is fundamental, which means it can't be changed without shareholder approval. Other investment policies may, however, be changed by the Board of Directors. Unless an investment policy or restriction is defined or described as "fundamental", it may be changed without shareholder approval.

THE FUND MAY:

- borrow up to 15% of total assets;

- lend its securities to brokers, dealers and other financial institutions to earn income;

- buy securities on a when-issued, firm, or standby commitment basis. The market value of these securities may change prior to their delivery to the Fund;

- invest in high quality commercial paper;

- invest in repurchase agreements, and enter into reverse repurchase agreements, which can create leverage and increase the Fund's investment risk; and

- invest in loan participation interests which involve certain risks, including credit and liquidity risks. (See pg. 13, "Loan Participation Interests" for further details.)

INVESTMENTS IN ILLIQUID AND RESTRICTED SECURITIES

The Fund has a nonfundamental policy that it will not invest more than 10% of its net assets in "illiquid" securities. These are securities subject to legal or contractual restrictions on resale (other than restricted securities eligible for resale pursuant to Rule 144A or Section 4(l) under the Securities Act of 1933 ("1933 Act") determined to be liquid pursuant to procedures established by the Board of Directors), repurchase agreements maturing in more than seven days, certain options traded over the counter or other securities which legally or in the opinion of the sub-adviser are deemed illiquid.

There may be undesirable delays and added costs in selling restricted securities.

FEATURES OF DEBT SECURITIES

The Fund invests primarily in debt securities. Debt securities may have fixed, variable or floating rates of interest.

                             Open an Account . . .

 WHO SHOULD READ THIS SECTION
 If you are participating in an account sweep arrangement with a financial institution, that institution will provide you with the information you need to open an account and buy Sweep Shares.

WHO MAY BUY SWEEP SHARES

You are eligible to buy Sweep Shares if you are a customer of a financial institution that has made arrangements with NYLIFE Distributors for the purchase of Sweep Shares.

HOW TO OPEN AN ACCOUNT

You should speak to your account representative at your financial institution to open an account in the Fund in conjunction with your brokerage account.

A financial institution will establish a single omnibus account with the Fund's transfer agent on behalf of its clients. You should read this prospectus along with the financial institution's agreement or literature describing its services (including sweep arrangements with the Fund) and fees charged by the financial institution. (See the SAI for more information on the purchase and redemption of Sweep Shares.)
                              . . . and Buy Shares

MINIMUM AMOUNT FOR INVESTMENT

Your financial institution will establish a single omnibus account for their clients with the Fund.

The minimum required investment by a financial institution is:

- Initial combined investment--at least $250,000, which may be spread over a thirteen-month period after opening the account.

- Each investment after that--at least $1,000.

Please check with your registered representative for investment minimums and/or other requirements that may apply to brokerage or other accounts through which you are invested in the Sweep Shares.

 For your convenience and to save money, certificates for shares will usually not be issued.

 NOT ON HOLIDAYS
 No wires are accepted on days when the New York Stock Exchange is closed or on Martin Luther King Day, Columbus Day or Veterans Day, because the bank that would receive your wire is closed.

BUY SHARES

Shares (and fractions of shares) are purchased at market price (known as the net asset value or NAV) on any day the New York Stock Exchange is open. Your price per share, generally $1.00, will be the next NAV that is set after the order is received from your financial institution in proper form.

The NAV -- the price of a share that is used for buying and selling -- is determined once each day at 11:00 a.m. Eastern time. It is intended that the Fund will maintain a stable NAV of $1.00.

The Fund's NAV is calculated by using the amortized cost method of valuation. (See the SAI for the full details on calculating NAV.)

                            Know How to Sell Shares

Check with your account representative for information on how your Sweep Shares may be redeemed (sold).

Generally, if your financial institution offers an automatic sweep arrangement, the sweep will automatically transfer from your Fund account sufficient amounts to cover security purchases in your brokerage account.

The price of each share will be the next NAV determined after receipt of a redemption request. The Fund imposes no charge for selling your shares. You should check with your account representative to determine if your financial institution imposes a charge for selling shares.

                                 Your Earnings

TWO KINDS OF EARNINGS

DIVIDENDS AND INTEREST

Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A money market fund generally earns interest from its investments. A mutual fund, however, always pays this income to you as "dividends."

WHEN THE FUND PAYS

The Fund declares dividends daily and pays them monthly.

The Sweep Shares begin earning dividends the business day the transfer agent receives an investment in U.S. dollars by 11:00 a.m. Eastern time.

CAPITAL GAINS

The Fund will distribute all, or almost all, of its net capital gains at least once a year.

REINVESTMENT OF EARNINGS

Your earnings will automatically be reinvested in Sweep Shares.

                        Understand the Tax Consequences

The Fund intends to be treated as a regulated investment company under subchapter M of the Internal Revenue Code. As a regulated investment company, it is required to distribute at least 90% of its:

- net taxable income;
- net short-term capital gains; and
- net tax-exempt income.

"Net" means the amount remaining after tax deductible expenses (expenses reduce "gross" earnings; in other words, the amount the Fund can pay to you.)

YOUR DIVIDENDS AND CAPITAL GAINS MAY BE TAXABLE

If you are a tax-exempt shareholder, you won't pay Federal income tax on distributions unless applicable tax laws say otherwise. If you're not tax-exempt, you will have to pay taxes on dividends whether you receive them in cash or reinvest them in more shares. Redemptions also may be taxable.

Dividends, other than from capital gains, are ordinary income. Capital gain distributions are taxable as long-term capital gain, except to the extent provided by an applicable tax exemption. Some distributions may be a return of capital or, in some cases, capital gain. You will be advised each year about the amount and nature of dividends paid to you. If you are not a tax-exempt investor, purchasing shares shortly before the record date for dividend declarations can result in a taxable return to you of a portion of the price you paid for the shares.

The Fund may pay dividends in January that were declared in December of the previous year. If you're not tax-exempt, you will be taxed on these dividends as if you had been paid on December 31 of the previous year.

>   DON'T FORGET . . .

 This page only tells you about Federal income tax. Other tax laws may be different. For additional information about the tax aspects of investing, please see the SAI. Consult your tax adviser on any additional questions you may have about the tax aspects of investing.

                         Know Who You're Investing With

WHO WORKS TO PROTECT YOUR INTERESTS?

THE BOARD OF DIRECTORS oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Other than serving as Directors, most of the Board members have no affiliation with the Company or its service providers. Information relating to the Directors and officers appears under the heading "Management of the Company" in the SAI.

WHO RUNS THE FUND'S DAY-TO-DAY BUSINESS?

MainStay Management, Inc., 300 Interpace Parkway, Parsippany, NJ 07054, serves as manager for the Fund, handling its business affairs. MainStay Management, Inc. is a corporation organized under the laws of the State of Delaware and is an indirect wholly owned subsidiary of New York Life Insurance Company. The manager, among other things, furnishes the Fund with office facilities and with ordinary clerical, bookkeeping and recordkeeping services. The manager has delegated its portfolio management responsibilities to the sub-adviser.

The manager pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund, including the fees that are paid to the sub-adviser. For its services, the Fund pays the manager a monthly fee. (See pg. 14, "Manager and Sub-Adviser", and the SAI for more details.)
                            WHO MANAGES YOUR MONEY?

New York Life Insurance Company, 51 Madison Avenue, New York, New York 10010, serves as the Fund's sub-adviser. Under the supervision of the Company's Directors and in accordance with the Fund's investment objective and investment policies, the sub-adviser is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for them; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms.

New York Life Insurance Company is a mutual life insurance company organized under the laws of the State of New York. Authorized to conduct business as a life insurance company since 1845, it offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement contracts. As of December 31, 1997, New York Life had total assets of approximately $84 billion and managed approximately $24 billion in assets for qualified retirement plans. (See pg. 14, "Manager and Sub-Adviser"--"The Sub-Adviser" for an explanation of the fees paid to the sub-adviser by the manager.)

WHO DISTRIBUTES THE FUND?

NYLIFE Distributors Inc.
300 Interpace Parkway
Parsippany, NJ 07054

NYLIFE DISTRIBUTORS INC. is a corporation organized under New York laws and is an indirect wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors acts as the principal underwriter and distributor of the Fund's shares. They pay the costs of printing and mailing prospectuses and sales literature to potential investors and any advertising expenses connected with distributing Fund shares.

New York Life Insurance Company, NYLIFE Distributors or MainStay Management, Inc. may pay, out of its own resources, additional compensation to third parties who provide services or through broker-dealer subsidiaries to certain agents or employees who sell shares of the Fund. As compensation for account sweep and other distribution-related services, the Fund pays a monthly fee to NYLIFE Distributors, NYLIFE Securities or other financial institutions. (See pg. 14, "Manager and Sub-Adviser--Distribution and Shareholder Service Plans")

WHO PROVIDES CUSTOMER SERVICE AND MAINTAINS
FINANCIAL RECORDS?

MAINSTAY SHAREHOLDER SERVICES INC. (MSS) is the Fund's Transfer, Dividend Disbursing and Shareholder Servicing Agent. MSS, whose address is 260 Cherry Hill Road, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of New York Life Insurance Company. MSS provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MSS has entered into an agreement with Boston Financial Data Services (BFDS), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which MSS is responsible. In addition, the Fund may contract with other service organizations, including broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive fees for those services from the Fund.

THE BANK OF NEW YORK (BONY) is custodian of the Fund's investments and has subcustodial agreements for holding the Fund's foreign investments. BONY is at 90 Washington Street, New York, NY 10286.

                       Know Your Rights as a Shareholder

YOU HAVE THE RIGHT TO ASK ANY QUESTIONS.

If you have a question about the Fund, you should:

- call 1-800-695-2126 (between 8:30 a.m. and 5:00 p.m. Eastern time), or

- write to:
     MAINSTAY INSTITUTIONAL FUNDS INC.
     BOX 461
     PARSIPPANY, NJ 07054-0461

If you have a question about your account, you should call your account representative.

THE RIGHT TO RECEIVE INFORMATION ABOUT YOUR INVESTMENT

You will receive periodic statements covering the Fund, including the number and value of shares, dividends declared or paid and other information from your financial institution.

PERIODIC STATEMENTS.
The transactions that were made with the Fund on your behalf will be reflected on the periodic statements that you receive from your financial institution.

FINANCIAL REPORTS.
You will receive an annual financial statement for the Fund, audited by the Fund's independent accountants. You will also receive semiannual statements which are unaudited.

Each financial report shows:

- the investments owned by the Fund,

- the market value of each investment, and

- other financial information.

>   TAKE NOTE:

 Keep your statements. You may need them for tax reporting purposes.

 Be alert: Mistakes can happen. Always review your statements immediately.

THE RIGHT TO HAVE ONE SHARE, ONE VOTE

Every share issued by the Fund carries equal ownership rights. By owning shares on your behalf, your financial institution is entitled to vote on certain issues and policies regarding the Fund or class of shares. There is one vote per share.

You have a right to approve any changes in fundamental investment restrictions or objectives of the Fund, and you have the right to approve the adoption of any new management agreement, sub-advisory agreement or plan of distribution.

THE RIGHT TO ATTEND MEETINGS

Although the Company doesn't intend to hold annual shareholder meetings, NYLIFE Securities, or another financial institution, as shareholder, has the right to call a meeting of shareholders for the purpose of voting on removing a Director for cause. Removing a Director requires the approval of a majority of the outstanding shares of the Company. Generally, shareholder meetings are only held when the Directors recommend an action which requires shareholder approval.

                              Tell Me The Details

 THE COMPANY

The Company is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration involves no supervision of management of the Company by the SEC. The Company currently has eleven Funds. Each Fund has a different investment objective which it pursues through separate investment policies. The Company was incorporated under the laws of the State of Maryland on September 21, 1990.

The Fund is a diversified investment company under the 1940 Act.

The Board of Directors may, at its discretion, classify and allocate shares to additional Funds or classify and allocate additional shares to the existing Funds without further action by the shareholders.

As of September 1, 1998, New York Life Trust Company and the Northern Trust Company as Trustee for Baker Hughes Thrift Plan own a controlling interest (as that term is defined under the 1940 Act) of the Money Market Fund.

 DESCRIPTION OF INVESTMENTS AND
 INVESTMENT PRACTICES

Investment restrictions that appear below or elsewhere in this Prospectus that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of the Fund. For more information about the Fund's investments, investment practices and investment restrictions, including those described in this section, please see the SAI.

 BANKING INDUSTRY OBLIGATIONS

The Fund may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks.

 BORROWING

The Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). The Fund will repay any money borrowed from a bank in excess of 5% of its total assets prior to purchasing additional securities.

 CORPORATE DEBT SECURITIES

The Fund's investments in U.S. dollar denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments) which meet the credit quality and maturity criteria of the Fund.

 FIRM AND STANDBY COMMITMENT AGREEMENTS
 AND WHEN-ISSUED SECURITIES

New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm and standby commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.

The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. However, the Fund will not accrue any income on these securities prior to delivery. There is a risk that a party with whom the Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

 FLOATERS

The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate. To be an eligible investment for the Fund, there must be a reasonable expectation that, at any time until the final maturity of the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost.

 GOVERNMENT SECURITIES

Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities.

 LENDING OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income in accordance with guidelines adopted by the Board of Directors. The total market value of securities loaned will not at any time exceed 33% of the total assets of the Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's sub-adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

 LOAN PARTICIPATION INTERESTS

The Fund may invest in participation interests in loans. Such participation interests, which may take the form of interests in or assignments of loans, are acquired from banks which have made loans or are members of lending syndicates. The Fund's investments in loan participation interests will be subject to its limitation on investments in illiquid securities.

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Fund may incur additional credit risk, however, when it is in the position of participant rather than co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender.

 MORTGAGE-BACKED AND
 ASSET-BACKED SECURITIES

Mortgage-backed and asset-backed securities are securities which derive their value from underlying pools of loans. The Fund may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7 under the 1940 Act.

 REPURCHASE AGREEMENTS AND
 REVERSE REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day).

The Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. The Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings would decline faster than otherwise would be the case.

The Directors have reviewed and approved certain sellers who they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such sellers. If the other party to a repurchase agreement were to become bankrupt, the Fund could experience delays in recovering its investment or losses.

 RESTRICTED SECURITIES

To the extent that it invests in restricted securities, the Fund may be exposed to additional risks. "Restricted" securities are those securities which have not been registered under the 1933 Act. Because they are unregistered, only a limited number of investors are qualified to invest in such securities. The smaller market may create undesirable delays in selling restricted securities. Attempting to dispose of restricted securities may incur additional transaction costs in finding a buyer or, in an extreme case, the cost of registering the security.

 MANAGER AND SUB-ADVISER

 THE MANAGER

MainStay Management, Inc. serves as the Fund's manager pursuant to a Management Agreement dated November 21, 1997 between MainStay Management, Inc. and the Company. Under the Management Agreement, the manager is responsible for the Company's business affairs, subject to the supervision of the Company's Directors. The manager, among other things, furnishes the Fund with office facilities and with ordinary clerical, bookkeeping and recordkeeping services. The manager may consult with or utilize the services of its affiliated companies to assist the manager in carrying out its responsibilities to the Company.

In connection with its administration of the business affairs of the Fund, the manager bears the following expenses:

1. the salaries and expenses of all personnel of the Company and the manager, except the fees and expenses of Directors not affiliated with the manager or the Fund's sub-adviser; and

2. all expenses incurred by the manager in connection with administering the ordinary course of the Fund's business, other than those assumed by the Company.

As compensation for these services, the Fund has agreed to pay the manager a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate of 0.50%.

 THE SUB-ADVISER

As compensation for services, the manager, not the Fund, pays the Fund's sub-adviser a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate of 0.10%.

 DISTRIBUTION AND SHAREHOLDER
 SERVICES PLANS

The Company has adopted a Plan of Distribution ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Sweep Shares. Under the terms of the Distribution Plan, the Fund is authorized to pay to NYLIFE Distributors, NYLIFE Securities, or any other broker-dealer or financial institution, as compensation for certain account sweep and/or other distribution-related services rendered to the Sweep Shares, a distribution fee at the rate of 0.25% on an annualized basis of the average daily net assets of the Sweep Shares. The Company has also adopted a Shareholder Services Plan with respect to the Sweep Shares (the "Plan"). Under the terms of the Plan, the Fund is authorized to pay to New York Life, as compensation for service activities rendered by New York Life, its affiliates or independent third-party service providers, to the shareholders of the Sweep Shares, a shareholder services fee at the rate of 0.25% on an annualized basis of the average daily net asset value of the Sweep Shares.

The Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers, Inc. (the "NASD") for services provided to shareholders of the Sweep Shares. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders that have questions or other needs relating to their accounts. (For a more complete description of the Distribution Plan and the Plan and their terms, see the SAI.)

 VOLUNTARY EXPENSE LIMITATION

The manager has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses and any class-specific expenses) of the Sweep Shares to an annual rate of 1.00% of average daily net assets. This expense limitation may be amended or terminated at any time. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its yield. If the voluntary expense limitation is terminated or revised, the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund.

 PORTFOLIO TRANSACTIONS

Pursuant to the Fund's Sub-Advisory Agreement, the sub-adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Fund's sub-adviser will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Fund's sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the NASD and such other policies as the Directors may determine, the Fund's sub-adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. NYLIFE Securities Inc. may act as a broker for the Company in accordance with applicable regulation.

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund's sub-adviser. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of the clients served by the Fund's sub-adviser is considered at or about the same time, transactions in such securities may be executed together and will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Fund and the clients by the Fund's sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Fund's sub-adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

 OTHER INFORMATION

The services provided to the Fund by the manager, the sub-adviser and the Fund's other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The manager, the sub-adviser and the Fund's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. The Fund has no reason to believe these steps will not be sufficient to avoid any material adverse impact on the Fund, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the manager, the sub-adviser and the Fund's other service providers at this time but could have a material adverse impact on the operations of the Fund and the manager, the sub-adviser and the Fund's other service providers.

 APPENDIX A

 DESCRIPTION OF SHORT-TERM
 SECURITIES RATINGS

 MOODY'S INVESTORS SERVICE, INC.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

 STANDARD & POOR'S

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Company or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                          Asset Management Money Fund
                    Distributed by NYLIFE Distributors Inc,
                                  Member NASD
                       300 Interpace Parkway, Building A
                              Parsippany, NJ 07054

AMMF-1198

                                     ASSET
                                   MANAGEMENT
                                   MONEY FUND

             ------------------------------------------------------
                                PROSPECTUS DATED
                               NOVEMBER    , 1998

                        MAINSTAY INSTITUTIONAL FUNDS INC.
                           ASSET MANAGEMENT MONEY FUND



                       STATEMENT OF ADDITIONAL INFORMATION
                             DATE: NOVEMBER __, 1998

        MainStay Institutional Funds Inc. (the "Company") is an open-end management investment company currently consisting of eleven separate investment portfolios, one of which is the Money Market Fund (the "Fund"). This Statement of Additional Information discusses the Asset Management Money Fund (the "Sweep Shares"), a class of shares offered by the Fund.

        This Statement of Additional Information supplements the information contained in the Prospectus for the Sweep Shares dated November ___, 1998 (the "Prospectus"), and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to MainStay Institutional Funds Inc., P.O. Box 461, Parsippany, New Jersey 07054-0461, or by calling 1-800-695-2126. This Statement of Additional Information, although not in itself a prospectus, is incorporated in its entirety by reference in and is made a part of the Prospectus.

        No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or NY Life Distributors, Inc. (the "Distributor"). This Statement of Additional Information and the Prospectus do not constitute an offer by the Company or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND POLICIES...............................................  1

            Borrowing   ........................................................  4
            Commercial Paper....................................................  4
            Repurchase Agreements and Reverse Repurchase
                        Agreements..............................................  5
            Government Securities...............................................  6
            Lending of Portfolio Securities.....................................  6
            Banking Industry and Savings and Loan Industry
                        Obligations.............................................  7
            Floating and Variable Rate Securities...............................  7
            Foreign Securities..................................................  8
            When-Issued and Firm or Standby Commitment Agreements...............  9
            Mortgage-Related and Other Asset-Backed Securities..................  9
            Loan Participation Interests........................................ 17
            Zero Coupon Bonds................................................... 19

INVESTMENT RESTRICTIONS......................................................... 20

MANAGEMENT OF THE COMPANY....................................................... 24
            Directors and Officers.............................................. 24
            Compensation Table.................................................. 27
            Management Agreement................................................ 27
            Sub-Advisory Agreement.............................................. 28
            Distributor ........................................................ 30
            Service Fees........................................................ 30
            Distribution Fees................................................... 31

PURCHASES AND REDEMPTIONS....................................................... 32

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................ 33

NET ASSET VALUE................................................................. 35

TAX INFORMATION................................................................. 35

PERFORMANCE INFORMATION......................................................... 41

OTHER INFORMATION............................................................... 42
            Capitalization...................................................... 42
            Beneficial Ownership of Shares...................................... 42
            Code of Ethics...................................................... 42
            Independent Accountants............................................. 42
            Legal Counsel....................................................... 44
            Financial Statements................................................ 43
            Registration Statement.............................................. 43

                        INVESTMENT OBJECTIVE AND POLICIES

        The Prospectus discusses the investment objective of the Fund and the policies to be employed to achieve that objective. This section contains supplemental information concerning certain of the securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies the Fund may utilize, and certain risks involved with those investments, policies and strategies.

        The Fund may invest its assets in U.S. dollar-denominated securities of U.S. or foreign issuers and in securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars). Since the portfolio of the Fund may contain such securities, an investment therein involves investment risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of the principal of and interest on securities in the portfolio.

        All of the assets of the Fund generally will be invested in obligations which mature in 397 days or less and substantially all of these investments will be held to maturity; however, securities collateralizing repurchase agreements may have maturities in excess of 397 days. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. The dollar-weighted average maturity of the Fund's portfolio may not exceed 90 days. Consistent with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Fund invests only in U.S. dollar-denominated money market instruments that present minimal credit risk and, with respect to 95% of its total assets, measured at the time of investment, that are of the highest quality. The Fund's sub-adviser, New York Life Insurance Company (the "Sub-Adviser" or "New York Life"), shall determine whether a security presents minimal credit risk under procedures adopted by the Company's Board of Directors. A money market instrument will be considered to be of the highest quality (1) if rated in the highest rating category (i.e., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P's) by (i) any two nationally recognized statistical rating organizations ("NRSROs") or, (ii) if rated by only one NRSRO, by that NRSRO; (2) if issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security, and that are rated in the highest rating category by (i) any two NRSROs or, (ii) if rated by only one NRSRO, by that NRSRO; (3) an unrated security that is of comparable quality to a security in the highest rating category as determined by the Sub-Adviser; (4)(i) with respect to a security that is subject to any features that entitle the holder, under certain circumstances, to receive the approximate amortized cost of the underlying security or securities plus accrued interest "Demand Feature" or obligations of a person other than the issuer of the security, under certain circumstances, to undertake to pay the principal amount of the underlying security plus interest "Guarantee," the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security to the Guarantee, with certain exceptions, and (ii) the issuer of the Demand Feature or Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event that the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee; (5) if it is a security issued by a money market fund registered with the Securities and Exchange Commission ("SEC") under the 1940 Act; or (6) if it is a Government Security. With respect to 5% of its total assets, measured at the time of investment, the Fund may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (i.e., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P).

        The Fund may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that the Fund may exceed this 5% limitation with respect to 25% of its total assets for up to three business days after the purchase of securities of any one issuer and except that this limitation shall not apply to U.S. government securities or securities subject to certain Guarantees. Immediately after the acquisition of any Demand Feature or Guarantee, the Fund, with respect to 75% of its total assets, shall not have invested more than 10% of its assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee, with certain exceptions. In addition, immediately after the acquisition of any Demand Feature or Guarantee (or a security after giving effect to the Demand Feature or Guarantee) that is not within the highest rating category by NRSROs, the Fund shall not have invested more than 5% of its total assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee. The Fund may not invest more than the greater of 1% of its total assets or one million dollars, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category, except that this limitation shall not apply to U.S. government securities or securities subject to certain Guarantees. In the event that an instrument acquired by the Fund is downgraded or otherwise ceases to be of the quality that is eligible for the Fund, the Sub-Adviser, under procedures approved by the Board, shall promptly reassess whether such security presents minimal credit risk and shall recommend to the Valuation Committee of the Board (the "Valuation Committee") that the Fund take such action as it determines is in the best interest of the Fund and its shareholders. The Valuation Committee, after consideration of the recommendation of the Sub-Adviser and such other information as it deems appropriate, shall cause the Fund to take such action as it deems appropriate, and shall report promptly to the Board the action it has taken and the reasons for such action.

        Pursuant to the rule, the Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The amortized cost method, which is normally used to value all of the Fund's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

        The Directors have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio by the Directors, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost.

        The extent of deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Directors. If such deviation exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Directors have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

        The Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Fund's shares.

        The Fund may also, consistent with the provisions of the rule, invest in securities with a face maturity of more than 397 days, provided that the security is a variable or floating rate security that meets the guidelines of Rule 2a-7 with respect to maturity.

BORROWING

        The Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of the Fund's borrowings, the Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

COMMERCIAL PAPER

        The Fund may invest in commercial paper. The Fund will invest in commercial paper only if rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Sub-Adviser determines that the commercial paper is of comparable quality. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. (See "Appendix A - Description of Short-Term Securities Ratings" in the Prospectus.)

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

        The Fund may enter into domestic or foreign repurchase agreements with certain sellers deemed to be creditworthy pursuant to guidelines adopted by the Directors. A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases securities (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by the Fund's Custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

        In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. The Sub-Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. The Fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

        The Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involve the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. The Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

GOVERNMENT SECURITIES

        Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

LENDING OF PORTFOLIO SECURITIES

        In accordance with guidelines adopted by the Board of Directors, the Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash or U.S. Government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Company, on behalf of the Fund, has entered into an agency agreement with Merrill Lynch Portfolio Services,

Inc. which acts as the Fund's agent in making loans of portfolio securities and short-term money market investments of the cash collateral received, subject to the supervision and control of the Sub-Adviser.

        As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by a Sub-Adviser to be creditworthy and approved by the Board, and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Sub-Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 33% of the value of the total assets of the Fund. Under the guidelines adopted by the Board of Directors, the Fund may not enter into a lending agreement with a counterparty which would cause the Fund to have loans outstanding to that counterparty for securities having a value greater than 5% of the Fund's total assets.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

        Certificates of deposit are receipts from a bank or savings and loan association ("S&L"), for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Fund may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. The Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

        The Fund will not invest in any obligation of a domestic or foreign bank unless (i) the bank has capital, surplus, and individual profits (as of the date of the most recently published financial statements) in excess of $100 million, or the equivalent in other currencies, and (ii) in the case of a U.S. bank, its deposits are insured by the Federal Deposit Insurance Corporation. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FLOATING AND VARIABLE RATE SECURITIES

        Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

        The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

        The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of the Fund's limitation on investments in such securities.

FOREIGN SECURITIES

        The Fund may purchase U.S. dollar-denominated securities of foreign issuers. Foreign investing involves the possibility of expropriation, nationalization, confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

WHEN-ISSUED AND FIRM OR STANDBY COMMITMENT AGREEMENTS

        The Fund may from time to time purchase securities on a "when-issued" or "firm commitment" or "standby commitment" basis. Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued, or firm or standby commitment securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Company's intention that the Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued, or firm or standby commitment securities may be sold prior to the settlement date, the Company intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

        At the time the Company makes the commitment on behalf of the Fund to purchase a security on a when-issued, or firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued, or firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Directors do not believe that the Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued or firm commitment basis. The Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued, firm, or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

        The value of some mortgage-related or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of an investment adviser to forecast interest rates and other economic factors correctly. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

        The Fund will invest only in mortgage-related (or other asset-backed) securities that meet the requirements of Rule 2a-7 under the 1940 Act. In addition, if any such security is determined to be illiquid, the Fund will limit its investments in these and other illiquid instruments to not more than 10% of its net assets.

        Mortgage Pass-Through Securities. Mortgage pass-through securities, which are securities representing interests in pools of mortgage-related securities, differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

        The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages.

        Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan

Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

        FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

        Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Sub-Adviser are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid.

        Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

        CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

        In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

        The Fund will not invest in any privately issued CMOs that do not meet the requirements of Rule 3a-7 under the 1940 Act if, as a result of such investment, more than 5% of the Fund's net assets would be invested in any one CMO, more than 10% of the Fund's net assets would be invested in CMOs and other investment company securities in the aggregate, or the Fund would hold more than 3% of any outstanding issue of CMOs.

        FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of Federal Housing Administration ("FHA") prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

        If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

        Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC Pcs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

        Other Mortgage-Related Securities. The Sub-Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Sub-Adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

        CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

        CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities. The Fund limits its investment in CMO residuals to less than 5% of its net assets.

        Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

        Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

        Risks Associated with Mortgage-Backed Securities. Like other fixed income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Fund could be exposed to the risk of a loss.

        Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

        Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

        Credit risk reflects the chance that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

        Other Asset-Backed Securities. The Sub-Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivabless ("CARSs"). CARSs represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSs are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSs may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

        Consistent with the Fund's investment objective and policies and the requirements of Rule 2a-7, the Sub-Adviser also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

LOAN PARTICIPATION INTERESTS

        The Fund's investment in loan participation interests may take the form of participation interests in, assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, the Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, the Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. The Fund also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Fund must rely on the lending institution for that purpose. The Fund will not act as an agent bank, a guarantor or sole negotiator of a structure with respect to a corporate loan.

        In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Company. The Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower (which is unlikely), the Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

        A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of the Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

        When the Fund acts as co-lender in connection with a Participation Interest or when the Fund acquires a Participation Interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Participation Interests the Sub-Adviser will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Participation Interest meets the Fund's qualitative standards. There is a risk that there may not be a readily available market for loan Participation Interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When the Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio. The Fund considers Participation Interests not subject to puts to be illiquid.

ZERO COUPON BONDS

        Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income a portion of which the Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year.

                             INVESTMENT RESTRICTIONS

        The Fund's investment restrictions set forth below are fundamental policies of the Fund; i.e., they may not be changed without a majority vote of the outstanding shares of the Fund, as defined in the 1940 Act. Except for those investment policies of the Fund specifically identified as fundamental in the Prospectus and this Statement of Additional Information, all other investment policies and practices described may be changed by the Board of Directors without the approval of shareholders.

        Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectus, apply to the Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values will not be considered a violation.

        The Fund has adopted a fundamental restriction that it may not:

        (1) invest in a security if, as a result of such investment, 25% or more of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) the Fund elects to be so classified and the foregoing limitation shall no longer apply with respect to the Fund;

        (2) invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

        (3) invest in a security if, with respect to 75% of its assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. Government securities;

        (4) borrow money or issue senior securities, except that the Fund may
(i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) issue senior securities to the extent permitted under the 1940 Act;

        (5) lend any funds or other assets, except that the Fund may, consistent with its investment objectives and policies: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Company's Directors;

        (6) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

        (7) purchase or sell commodities or commodities contracts, except that, subject to restrictions described in the Prospectus and in this Statement of Additional Information, (i) the Fund may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments and options on such futures contracts; (ii) the Fund may enter into spot or forward foreign currency contracts and foreign currency options; or

        (8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws.

                             ADDITIONAL RESTRICTIONS

        The Fund has adopted the following additional restrictions which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

        Unless otherwise indicated, all percentage limitations apply to the Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values will not be considered a violation.

        Under these restrictions, the Fund may not:

        (1) purchase puts, calls, straddles, spreads and any combination thereof if, as a result, the value of its aggregate investment in such classes of securities would exceed 5% of its total assets;

        (2) purchase securities that may not be sold without first being registered under the Securities Act of 1933, as amended ("restricted securities") other than Rule 144A securities and Section 4(2) commercial paper determined to be liquid pursuant to guidelines adopted by the Company's Board of Directors; enter into repurchase agreements having a duration of more than seven days; purchase loan participation interests that are not subject to puts; purchase instruments lacking readily available market quotations ("illiquid instruments"); or purchase or sell over-the-counter options, if as a result of the purchase or sale, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than seven days, loan participation interests that are not subject to puts, illiquid instruments, and over-the-counter options purchased by the Fund and the assets used as cover for over-the-counter options written by the Fund exceed 10% of the Fund's net assets;

        (3) invest in other companies for the purpose of exercising control;

        (4) purchase the securities of other investment companies, except to the extent permitted by the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization;

        (5) the Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin;

        (6) the Fund may not sell securities short, except for covered short sales or unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures and forward contracts are deemed not to constitute short sales of securities.

        The Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Sub-Adviser, pursuant to guidelines approved by the Directors.

        The Sub-Adviser takes into account a number of factors in determining whether a Rule 144A security being considered for purchase by the Fund is liquid, including at least the following:

        (i) the frequency and size of trades and quotes for the Rule 144A security relative to the size of the Fund's holding;

        (ii) the number of dealers willing to purchase or sell the 144A security and the number of other potential purchasers;

        (iii)dealer undertaking to make a market in the 144A security; and

        (iv) the nature of the 144A security and the nature of the market for the 144A security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

To make the determination that an issue of 4(2) commercial paper is liquid, the Sub-Adviser must conclude that the following conditions have been met:

             (a) the 4(2) commercial paper is not traded flat or in default as to principal or interest;

             (b) the 4(2) commercial paper is rated:

        (i) in one of the two highest rating categories by at least two NRSROs;
or

        (ii) if only one NRSRO rates the security, the 4(2) commercial paper is rated in one of the two highest rating categories by that NRSRO; or

        (iii) if the security is unrated, the Sub-Adviser has determined that the security is of equivalent quality based on factors commonly used by rating agencies; and

             (c) there is a viable trading market for the specific security, taking into account all relevant factors (e.g., whether the security is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in the security, the size of trades relative to the size of the Fund's holding or whether the 4(2) commercial paper is administered by a direct issuer pursuant to a direct placement program).

                            MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS

        The Directors and Officers of the Company, their addresses, ages and their principal occupations during the past five years are as follows (unless otherwise indicated, the address of all persons below is 51 Madison Avenue, New York, NY 10010):



     Name                                       Position(s) with                    Principal Occupation(s)
Address and Age                                 the Company                         During Past 5 Years
---------------                                 ----------------                    -------------------
Stephen C. Roussin, 35                  Director and Chairperson of the       President, Chief Executive Officer and Trustee,
                                        Board of Directors*                   The MainStay Funds, 1997-present; Senior Vice
                                                                              President, New York Life Insurance Company, 1997
                                                                              to present; Senior Vice President, Smith Barney,
                                                                              1994 to 1997; and Division Sales Manager,
                                                                              Prudential Securities, 1989 to 1994.  Director,
                                                                              New York Life Trust Company, 1997 to present;
                                                                              Director, New York Life Benefit Services, Inc.,
                                                                              1997 to present; Director, NYLIFE Securities,
                                                                              Inc., 1997 to present; Director, MainStay
                                                                              Shareholder Services Inc., 1997 to present;
                                                                              Director, Eagle Strategies Corp., 1997 to
                                                                              present; Director, President and Chief Executive
                                                                              Officer, MainStay Management, Inc., 1997 to
                                                                              present.


Patrick G. Boyle, 44                    Director*                             Senior Vice President, Pension Department, New
                                                                              York Life Insurance Company, 1991 to present;
                                                                              Vice President, Pension Department, New York
                                                                              Life Insurance Company, 1988-1991; Pension Vice
                                                                              President, Pension Department, New York Life
                                                                              Insurance Company, 1986-1988; Assistant Vice
                                                                              President, Pension Department, New York Life
                                                                              Insurance Company, 1985-1986; Director, NYLIFE
                                                                              Distributors Inc., 1993 to 1996; Chairman,
                                                                              Monitor Capital Advisors, Inc., 1996 to present,
                                                                              and Director, 1991 to present; Director, New
                                                                              York Life Benefit Services, Inc., 1994 to
                                                                              present; Director, New York Life International
                                                                              Investment Inc., 1995 to present; Director, New
                                                                              York Life Trust Company, 1995 to present;
                                                                              Director, NYL Capital Management Limited, 1994
                                                                              to present; Member, American Council of Life
                                                                              Insurance Pension Committee, 1992 to present.



Lawrence Glacken, 70                    Director                              Retired, 1987 to present; Vice President,
353 Canterbury Drive                                                          Investment Banking, The First  Boston
Ramsey, NJ  07446                                                             Corporation, 1964-1987.

Robert P. Mulhearn, 51                  Director                              Private Investor, 1987 to present; Managing
60 Twin Brooks Road                                                           Director, Morgan Stanley, 1979-1987.
Saddle River, NJ  07458

Susan B. Kerley, 47                     Director                              President, Global Research Associates, 1990 to
P.O. 9572                                                                     present; Manager, Special Investments,
New Haven, CT 06535                                                           Rockefeller & Co., 1988-1990; Director of
                                                                              Research, Rogers, Casey and Barksdale,
                                                                              1983-1988; Director, Citifunds, 1991 to present.

Linda M. Livornese, 47                  President                             Vice President, Pension Department, New York
                                                                              Life Insurance Company, 1990 to present; Pension


     Name                                       Position(s) with                    Principal Occupation(s)
Address and Age                                 the Company                         During Past 5 Years
---------------                                 ----------------                    -------------------
                                                                              Vice President, Pension Department, New York
                                                                              Life Insurance Company, 1988-1990; Assistant
                                                                              Vice President, Pension Department, New York
                                                                              Life Insurance Company, 1986-1988; Vice
                                                                              President, NYLIFE Distributors Inc., 1993 to
                                                                              present; Vice President, NYLIFE Securities Inc.,
                                                                              1992 to present.


Jefferson C. Boyce, 41                  Senior Vice President                 Senior Vice President, New York Life Insurance
                                                                              Company, 1994 to present; Senior Vice President,
                                                                              The MainStay Funds, 1995 to present; Director,
                                                                              Monitor Capital Advisors, Inc., 1991 to present
                                                                              and Senior Vice President, 1996 to present;
                                                                              Director, MSC Holding, Inc., 1992 to present and
                                                                              Secretary, 1994 to present; Director, Eagle
                                                                              Strategies Corp., 1993 to present; Director,
                                                                              NYLIFE Equity, Inc., 1993 to present; President
                                                                              and Chief Executive Officer, NYLIFE Distributors
                                                                              Inc., 1996 to present and Director, 1993 to
                                                                              present; Director, NYLIFE Inc., 1993 to present;
                                                                              Director, NYLIFE Structured Asset Management
                                                                              Company Ltd., 1993 to present; Director, CNP
                                                                              Realty Investments, Inc., 1994 to present;
                                                                              Director, New York Life Benefit Services, Inc.,
                                                                              1994 to present; Director, NYLIFE Depositary
                                                                              Corporation, 1994 to present; Director, NYLIFE
                                                                              Realty Inc., 1994 to present; Director, NYLIFE
                                                                              SFD Holding Inc. (formerly NAFCO, Inc.), 1994 to
                                                                              present; Director, President and Chief Executive
                                                                              Officer, NYLIFE Securities Inc., 1996 to
                                                                              present; Chairman and Director, MainStay
                                                                              Shareholder Services Inc., 1997 to present;
                                                                              Chief Administrative Officer, Pension, Mutual
                                                                              Funds, Structured Finance, Corporate Quality,
                                                                              Human Resources and Employees' Health
                                                                              Departments, New York Life Insurance Company,
                                                                              1992 to 1994; Vice President, Pension
                                                                              Department, New York Life Insurance Company,
                                                                              1989 to 1992.

Robert S. Fenster, 48                   Vice President                        Vice President, Pension Department, New York
                                                                              Life Insurance Company, 1988 to present;
                                                                              Director New York Life Trust Company, 1995 to
                                                                              present.

Richard W. Zuccaro, 48                  Tax Vice President                    Vice President, New York Life Insurance Company,
                                                                              1995 to present; Vice President -- Tax, New York
                                                                              Life Insurance Company, 1986 to 1995; Tax Vice
                                                                              President, NYLIFE Securities Inc., 1987 to
                                                                              present; Tax Vice President, NYLIFE SFD Holding
                                                                              Inc., 1990 to present; Tax Vice President,
                                                                              NYLIFE Depositary Inc., 1990 to present; Tax
                                                                              Vice President, NYLIFE Inc., 1990 to present;
                                                                              Tax Vice President, NYLIFE Insurance Company of
                                                                              Arizona, 1990 to present; Tax Vice President,
                                                                              NYLIFE Realty Inc., 1991 to present; Tax Vice
                                                                              President, NYLICO Inc., 1991 to present; Tax
                                                                              Vice President, New York Life Fund Inc., 1991 to
                                                                              present; Tax Vice President, New York Life
                                                                              International Investment, Inc., 1991 to present;
                                                                              Tax Vice President NYLIFE Funding Inc., 1991 to
                                                                              present; Tax Vice President, NYLCO, 1991 to
                                                                              present; Tax Vice President, NYLIFE Equity Inc.,


     Name                                       Position(s) with                    Principal Occupation(s)
Address and Age                                 the Company                         During Past 5 Years
---------------                                 ----------------                    -------------------
                                                                              1991 to present; Tax Vice President, MainStay VP
                                                                              Series Fund, Inc., 1991 to present; Tax Vice
                                                                              President, CNP Realty Investments, Inc., 1991 to
                                                                              present; Tax Vice President, New York Life
                                                                              Worldwide Holding, Inc., 1992 to present; Tax
                                                                              Vice President, NYLIFE Structured Asset
                                                                              Management Company Ltd., 1992 to present; Tax
                                                                              Vice President, The MainStay Funds, 1991 to
                                                                              present; Tax Vice President, Eagle Strategies
                                                                              Corp. (registered investment adviser), 1993 to
                                                                              present; Tax Vice President, NYLIFE Distributors
                                                                              Inc., 1993 to present; Vice President &
                                                                              Assistant Controller, New York Life Insurance
                                                                              and Annuity Corp., 1995 to present, and
                                                                              Assistant Controller, 1991 to 1995; Vice
                                                                              President, NYLCare Health Plans, Inc., 1995 to
                                                                              present; Vice President - Tax, New York Life and
                                                                              Health Insurance Co., 1996 to present; Tax Vice
                                                                              President, New York Life Trust Company, 1996 to
                                                                              present; Tax Vice President, Monitor Capital
                                                                              Advisors, Inc., 1996 to present; Tax Vice
                                                                              President, NYLINK Insurance Agency Incorporated,
                                                                              1996 to present; Tax Vice President, MainStay
                                                                              Shareholder Services Inc., 1997 to present.

Anthony W. Polis, 55                    Treasurer (Principal Financial        Vice President, New York Life Insurance Company,
                                        and Accounting Officer)               1988 to present; Director, Vice President and
                                                                              Chief Financial Officer, NYLIFE Securities
                                                                              Inc., 1988 to present; Vice President and Chief
                                                                              Financial Officer, NYLIFE Distributors Inc.,
                                                                              1993 to present; Vice President and Chief
                                                                              Financial Officer, Eagle Strategies Corp., 1993
                                                                              to present; Vice President and Chief Financial
                                                                              Officer, MainStay Shareholder Services Inc.,
                                                                              1997 to present; Vice President and Chief
                                                                              Financial Officer, The MainStay Funds, 1990 to
                                                                              present; Treasurer, MainStay VP Series Fund,
                                                                              Inc., 1993 to present; Assistant Treasurer,
                                                                              MainStay VP Series Fund, Inc., 1992 to 1993;
                                                                              Vice President and Treasurer, Eclipse Financial
                                                                              Asset Trust, 1992 to present; Vice President,
                                                                              Drexel Burnham Lambert Incorporated, DBL
                                                                              Tax-Free Fund Inc., DBL Cash Fund Inc., The
                                                                              Drexel Burnham Fund, Drexel Series Trust,
                                                                              Fenimore International Fund Inc., BT Investment
                                                                              Trust and BT Tax Free Investment Trust, 1983 to
                                                                              1988; Assistant Treasurer, Drexel Bond-
                                                                              Debenture Trading Fund, 1983-1988.


     Name                                       Position(s) with                    Principal Occupation(s)
Address and Age                                 the Company                         During Past 5 Years
---------------                                 ----------------                    -------------------
Sara L. Badler, 38                      Secretary                             Assistant General Counsel, New York Life
                                                                              Insurance Company, 1996 to present; Associate
                                                                              Counsel, New York Life Insurance Company, 1994
                                                                              to 1996; Secretary, MainStay VP Series Fund,
                                                                              Inc., 1997 to present; Assistant Secretary, the
                                                                              MainStay Funds, 1994 to present; Assistant
                                                                              Secretary, Eclipse Financial Asset Trust, 1994
                                                                              to present; Teacher, New York City Board of
                                                                              Education, 1993 to 1994; and Vice President and
                                                                              Associate Counsel and Consulting Attorney;
                                                                              Oppenheimer Management Corporation, 1987 to
                                                                              1993.

* Messrs. Boyle and Roussin are Directors who are "interested persons" of the Company as that term is defined in the 1940 Act.


COMPENSATION TABLE

        The following table sets forth information regarding compensation received by the Directors of the Company for the year ended December 31, 1997.

                                                      Aggregate Compensation
                               Name and Position          from Company(1)
                               -----------------      ----------------------

                               Lawrence Glacken               $ 30,000
                               Director

                               Robert P. Mulhearn             $ 30,000
                               Director

                               Susan B. Kerley                $ 30,000
                               Director

(1) Directors, other than those affiliated with New York Life Insurance Company, MainStay Management, Inc., MacKay-Shields Financial Corporation, Monitor Capital Advisors, Inc. or NYLIFE Distributors Inc. are paid an annual fee of $24,000 and $1,000 for each Board of Directors meeting and Committee meeting attended plus reimbursement for travel and out-of-pocket expenses.

As of September 25, 1998, the Directors and Officers of the Company as a group owned less than 1% of the outstanding shares of any class of the Fund.

MANAGEMENT AGREEMENT

        Pursuant to the Management Agreement for the Fund dated November 21, 1997, MainStay Management, Inc. (the "Manager"), subject to the supervision of the Directors of the Company and in conformity with the stated policies of the Fund, administers the Fund's business affairs and investment advisory responsibilities.

        The Directors, including the Independent Directors, approved the Management Agreement at an in-person meeting held on September 9, 1997. On November 17, 1997, the shareholders of the Fund approved the Management Agreement. The Management Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Directors who are not "interested persons" of the Company or of the Manager (as the term is defined in the 1940 Act).

        The Manager has authorized any of its directors, officers and employees who have been elected or appointed as Directors of the Company to serve in the capacities in which they have been elected or appointed.

        The Management Agreement provides that the Manager shall not be liable to the Fund for any error or judgment by the Manager or for any loss sustained by the Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

        In connection with its administration of the business affairs of the Fund, and except as indicated in the Prospectus under the heading "Manager and Sub-Adviser," the Manager bears the following expenses:

        (a) the salaries and expenses of all personnel of the Company and the Manager, except the fees and expenses of the Directors not affiliated with the Manager or the Sub-Adviser;

        (b) the fees to be paid to the Sub-Adviser pursuant to the Sub-Advisory Agreement; and

        (c) all expenses incurred by the Manager in connection with administering the ordinary course of the Fund's business, other than those assumed by the Company.

        For its services, the Fund pays the Manager a monthly fee. (See the Prospectus, "Manager and Sub-Adviser.")

        Commencing November 21, 1997 through December 31, 1997, the Fund paid the Manager advisory fees of $142,675. For the six month period ended June 30, 1998, the Fund paid the Manager advisory fees of $678,166. There were no Sweep Shares of the Fund outstanding during these periods.

        The Manager has agreed to limit certain Fund expenses as discussed in the Prospectus. In connection with a voluntary expense limitation, the Manager assumed expenses in the amount of $37,695 for the period November 21, 1997 through December 31, 1997, and $182,640 for the six month period ended June 30, 1998 for the Fund's other classes of shares.

        As long as the expense limitation continues, it may lower the Fund's expenses and increase its yield. The voluntary expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund.

SUB-ADVISORY AGREEMENT

        Pursuant to the Sub-Advisory Agreement between the Manager and the Sub-Adviser on behalf of the Fund, the Sub-Adviser, subject to the supervision of the Directors of the Company and the Manager in conformity with the stated policies of the Fund and the Company, manages the Fund's portfolio, including the purchase, retention, disposition and loan of securities.

        The Directors, including the Independent Directors, approved the Sub-Advisory Agreement at an in-person meeting held September 9, 1997. On November 17, 1997, the shareholders of the Fund approved the Sub-Advisory Agreement with New York Life. The Sub-Advisory Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Directors who are not "interested persons" of the Company, the Manager, or the Sub-Adviser (as the term is defined in the 1940
Act).

        The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the Fund for any error of judgment by the Sub-Adviser or for any loss sustained by the Fund except in the case of the Sub-Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Sub-Advisory Agreement also provides that it shall terminate automatically if assigned and that they may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

        In previous years, prior to a change in management structure, the Fund paid an advisory fee directly to New York Life. For the period January 1, 1997 through November 20, 1997 and the fiscal years ended December 31, 1996 and 1995, the amount of the advisory fee paid by the Fund to New York Life was $181,674, $100,230 and $59,918, respectively.

        In previous years, prior to a change in management structure, the Fund paid an administrative fee directly to New York Life as administrator. For the period January 1, 1997 through November 20, 1997 and the fiscal years ended December 31, 1996 and 1995, the amount of the administration fee paid by the Fund to New York Life was $726,696, $400,921 and $239,673, respectively.

        Also prior to the above-referenced change in management structure and in connection with the voluntary expense limitation, New York Life, as administrator, assumed expenses for the Fund for the period January 1, 1997 through November 20, 1997 and the fiscal years ended December 31, 1996 and 1995 in the amounts of $194,751, $170,221 and $136,576, respectively.

DISTRIBUTOR

         NYLIFE Distributors Inc. serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement, dated January 1, 1994. Prior to that time, NYLIFE Securities Inc. ("NYLIFE Securities"), an affiliated company, had acted as principal underwriter. NYLIFE Securities sells shares of the Fund pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Company pursuant to the Distribution Agreement. The Company anticipates making a continuous offering of the Fund's shares, although it reserves the right to suspend or terminate such offering at any time. The Distribution Agreement was most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor, on March 4, 1997. After an initial two-year period, the Distribution Agreement is subject to annual approval by the Board of Directors. The Distribution Agreement is terminable with respect to the Fund at any time, without payment of a penalty, by vote of a majority of the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of the Company, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Company. The Distribution Agreement will terminate in the event of its assignment.

SERVICE FEES

        The Company has adopted a Shareholder Services Plan with respect to the Sweep Shares. Under the terms of the Plan, the Company is permitted to pay, out of the assets of the Fund attributable to Sweep Shares, a fee in the amount of 0.25% on an annualized basis of the average daily net assets attributable to the Sweep Shares, to New York Life Insurance Company, its affiliates or independent third party service providers, for providing services in connection with the administration of plans or programs that use Fund shares as their funding medium.

        Under the terms of the Shareholder Services Plan, the Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers for services provided to shareholders of the Sweep Shares. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders that have questions or other needs relating to their accounts.

        The Plan provides that it may not be amended to materially increase the costs which holders of Sweep Shares may bear under the Plan without the approval of a majority of both (i) the Directors of the Company and (ii) those Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such amendment, and by a majority (as defined in the 1940 Act) of the outstanding voting securities of the Sweep Shares.

        The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Directors of the Company and (ii) the Independent Directors. The Plan was approved by the Directors, including the Independent Directors, at a meeting held on September 1, 1998.

        The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Independent Directors. The Plan provides that New York Life shall provide to the Directors, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.

DISTRIBUTION FEES

        The Company has adopted a Rule 12b-1 Plan of Distribution ("12b-1 Plan") with respect to the Sweep Shares. Under the terms of the 12b-1 Plan, the Company is permitted to pay, out of the assets of the Fund attributable to Sweep Shares, a fee at the annual rate of 0.25% of the average daily net assets attributable to the Sweep Shares, to the Distributor, NYLIFE Securities, Inc. or any other broker-dealer or other financial institution, for account sweep and other distribution-related services to the Sweep Shares and for services to shareholders of the Sweep Shares. The amounts payable under the 12b-1 Plan are used to support the distribution of Sweep Shares, including the establishment and operation of account sweep services and any other activities or expenses primarily intended to result in the sale of Sweep Shares.

        The 12b-1 Plan provides that it may not be amended to materially increase the costs which holders of Sweep Shares may bear under the Plan without the approval of a majority of both (i) the Directors of the Company and (ii) the Independent Directors, cast in person at a meeting called for the purpose of voting on such amendment, and by a majority (as defined in the 1940 Act) of the outstanding voting securities comprising the Sweep Shares.

        The 12b-1 Plan provides that it may not take effect until approved by vote of a majority of both (i) the Directors of the Company and (ii) the Independent Directors. The 12b-1 Plan was approved by the Directors, including the Independent Directors, at a meeting held on September 1, 1998.

        The 12b-1 Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Independent Directors. The Plan provides that NYLIFE Distributors, Inc. and/or NYLIFE Securities, Inc. shall provide to the Directors, and the Board shall review at least quarterly, a written report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made.

                             ADDITIONAL INFORMATION

        Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to MainStay Shareholder Services.

Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

        Orders for the purchase of Sweep Shares become effective at the next transaction time after Federal funds or bank wire monies become available to MainStay Shareholder Services for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at MainStay Shareholder Services by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments must be in United States dollars.


                            PURCHASES AND REDEMPTIONS

        Purchases and redemptions are discussed in the Prospectus under the headings "Tell Me The Key Facts -- Open an Account and Buy Shares", and "Know How to Sell Shares", and that information is incorporated herein by reference.

        The Company determines the net asset value per share of the Fund on each day the New York Stock Exchange is open for trading.

        The Company reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

        For shares of the Fund redeemed within any 90-day period, the Fund reserves the right to pay the shareholder a maximum of $250,000 in cash, or cash equal to 1% of the Fund's net assets, whichever is less. To protect the remaining shareholders in the Fund, anything redeemed above this amount may not be paid in cash, but could be paid entirely, or in part, in the same kinds of securities held by the Fund. These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares redeemed. Even though it is highly unlikely that shares would ever actually be redeemed in kind, shareholders would probably have to pay transaction costs to sell the securities distributed in kind, should such a distribution occur.

        The Fund has entered into a committed line of credit with The Bank of New York, as agent, and various other lenders, from whom the Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Fund experiences unusually large redemption requests.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds and other debt securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

        In effecting purchases and sales of portfolio securities for the account of the Fund, the Sub-Adviser will seek the best execution of the Fund's orders. The Sub-Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and its other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

        NYLIFE Securities (the "Affiliated Broker") may act as broker for the Fund. In order for the Affiliated Broker to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Fund will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

        Some securities considered for investment by the Fund may also be appropriate for other clients served by the Sub-Adviser. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of the clients served by the Sub-Adviser is considered at or about the same time, transactions in such securities will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Fund and the clients by the Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Sub-Adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

        It has for many years been a common practice in the investment advisory business for advisers (or sub-advisers) of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser may receive research services from many broker-dealers with which the Sub-Adviser places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Sub-Adviser in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund and the sub-advisory fee paid by the Manager are not reduced because the Sub-Adviser and its affiliates receive such services.

        As permitted by Section 28(e) of the Securities Exchange Act of 1934, an investment adviser (or sub-adviser) may cause a fund to pay a broker-dealer which provides "brokerage and research services" (as defined in that Act) to the investment adviser (or sub-adviser) an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

        For the years ended December 31, 1997, 1996 and 1995 the Fund paid no brokerage commissions on portfolio transactions. There were no Sweep Shares of the Fund outstanding during these periods.

        As of December 31, 1997, the Fund held commercial paper of the following issuers with whose broker-dealer subsidiaries or affiliates the Fund regularly conducts business:

Broker-Dealer                                                         Market Value
-------------                                                         ------------

Goldman, Sachs & Co.                                                    $9,838,360
Morgan (J.P.) & Co. Inc.                                                $4,957,747
Morgan Stanley, Dean Witter, Discover & Company                         $7,928,105



                                 NET ASSET VALUE

        The Company determines the net asset value per share of each class of the Fund on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated as of 11:00 a.m.(New York City time) for the Sweep Shares of the Fund, by dividing the amortized cost of the total assets attributable to the Sweep Class, less liabilities attributable to that class, by the total number of outstanding shares of that class.

        Portfolio securities of the Fund are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

        To the extent that any newly organized class of shares receives, on or before December 31, any seed capital, the net asset value of such class(es) will be calculated as of December 31.

                                 TAX INFORMATION

        The discussion herein relating to taxes is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult tax advisers regarding investment in the Fund.

        The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies and elects, it generally will not be subject to Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders.

        To qualify for treatment as a regulated investment company, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of its investment company taxable income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

        Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received.

        Distributions of net capital gains, if any, designated by the Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Net capital gains from assets held by the Fund for one year or less will be taxed as ordinary income. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

        The Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

        Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending generally upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

        Foreign investing involves the possibility of confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation.

        Some of the debt securities that may be acquired by the Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

        Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security acquired after April 30, 1993 or any taxable debt security acquired prior to May 1, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

        If the Fund holds zero coupon bonds in its portfolio it will recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even though funds representing such income have not been received by the Fund.

        The Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a transaction, such as a short sale against the box, that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

        The Fund is required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

        The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                             PERFORMANCE INFORMATION

        The Company may, from time to time, include the yield and effective yield and total return of the Fund in advertisements, sales literature, or reports to shareholders or prospective investors.

        Current yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                    365/7
         Effective Yield = [(Base Period Return + 1)     ] - 1

        Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or Class over certain periods that will include a period of one year (or, if less, up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund or Class expenses on an annual basis, reflect fee waivers or reimbursements in effect for each period and assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods.

         In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

        From time to time, advertising and sales literature for the Fund may discuss the investment philosophy, personnel and assets under management of the Sub-Adviser, and other pertinent facts relating to the management of the Fund by the Sub-Adviser.

        From time to time the Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, BusinessWeek, Kiplinger's Personal Finance, Financial World, Forbes, Money, Morningstar, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

        In addition, performance information for the Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Salomon Brothers Broad Investment Grade Bond Index, the Morgan Stanley Capital International indexes; the Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Brothers World Government Benchmark Bond Index, the Salomon Brothers non-U.S. Dollar World Government Bond Index, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Government Corporate Index; (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Analytical Services, widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Fund. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

        From time to time, advertisements for the Fund may include general information about the services and products offered by the Fund, The MainStay Funds and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees.

                                OTHER INFORMATION

CAPITALIZATION

        The Fund is a separate portfolio of the Company, an open-end management investment company, incorporated under the laws of Maryland on September 21, 1990. The Company was formerly known as New York Life Institutional Funds Inc. On January 3, 1995 the name of the Company was changed to its present form. In addition to the Sweep Shares, the Fund offers two other classes of shares, the Institutional Class and the Institutional Service Class. The Company also offers ten other portfolios, each of which has two classes of shares. The Board of Directors may establish additional portfolios (with different investment objectives and fundamental policies), and classes thereof, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

BENEFICIAL OWNERSHIP OF SHARES

        As of the date of this Statement of Additional Information, NYLIFE Distributors owned all of the outstanding Sweep Shares.

CODE OF ETHICS

        The Company has adopted a Code of Ethics governing personal trading activities of all Directors, officers of the Company and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Company or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Company or the Manager or a Sub-Adviser unless such power is the result of their position with the Company or Manager or Sub-Adviser. Such persons are generally required to preclear all security transactions with the Company's Compliance Officer or his designee and to report all transactions on a regular basis. The Company has developed procedures for administration of the Code of Ethics.

INDEPENDENT ACCOUNTANTS

        PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Company.

LEGAL COUNSEL

        Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Company, and also acts as counsel to the Company.

FINANCIAL STATEMENTS

        The Company will furnish to shareholders of Sweep Shares annual reports containing financial statements audited by independent public accountants and semi-annual reports containing unaudited financial statements.

REGISTRATION STATEMENT

        This Statement of Additional Information and the Prospectus do not contain all the information included in the Company's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

        Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                        MAINSTAY INSTITUTIONAL FUNDS INC.

                            PART C. OTHER INFORMATION



ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements:

           Not Applicable

b.         Exhibits:

           1.       (a)       Articles of Incorporation1
                    (b)       Articles Supplementary2
                    (c)       Articles of Amendment4
                    (d)       Form of Articles Supplementary6
                    (e)       Articles of Amendment7
                    (f)       Form of Articles Supplementary

           2.       By-laws(1)

           3.       Inapplicable

           4.       Specimen Certificates for Common Stock(3)

           5.

                    (a)       Form of (composite) Management Agreement between
                              MainStay Institutional Funds, Inc., on behalf of the Bond Fund, EAFE Index Fund, Growth Equity
                              Fund, Indexed Bond Fund, Indexed Equity Fund,
                              International Bond Fund, International Equity
                              Fund, Money Market Fund, Multi-Asset Fund,
                              Short-Term Bond Fund and Value Equity Fund, and
                              MainStay Management, Inc.(11)

                    (b)       Form of (composite) Sub-Advisory Agreement between
                              MainStay Management, Inc., on behalf of the Bond
                              Fund, Growth Equity Fund, International Bond Fund,
                              International Equity Fund, Short-Term Bond Fund and Value Equity Fund, and MacKay-Shields
                              Financial Corporation.(11)

                    (c)       Form of (composite) Sub-Advisory Agreement between
                              MainStay Management, Inc., on behalf of the EAFE
                              Index Fund, Indexed Bond Fund, Indexed Equity Fund and Multi-Asset Fund, and Monitor Capital
                              Advisors, Inc.(11)

                    (d)       Form of Sub-Advisory Agreement between MainStay
                              Management, Inc., on behalf of the Money Market
                              Fund and New York Life Insurance Company.(11)

           6.        Distribution Agreement(5)

           7.        Inapplicable

           8.        Form of Custodian Contract(6)

           9.        (a)       Form of Transfer Agency and Service Agreement(2)
                     (b)       Form of License Agreement(2)
                     (c)       Form of Service Agreement with New York Life
                               Benefit Services, Inc.)10)
                     (d)       Form of Service Agreement with New York Life
                               Insurance Company(10)

           10.       Opinion and Consent of Counsel

           11.       Consent of Independent Accountants

           12.       Annual Reports(12)

           13.       Initial Subscription Agreement(3)

           14.       Inapplicable

           15.       (a)        Form of Account Application(3)
                     (b)        Shareholder Services Plan(10)
                     (c)        Amended and Restated Shareholder Services Plan
                     (d)        Shareholder Services Plan for Asset Managment
                                Money Fund
                     (e)        Plan of Distribution Pursuant to Rule 12b-1 for
                                Asset Management Money Fund
           16.       Inapplicable

           17.       Financial Data Schedules

           18.       (a)       Multiple Class Plan(11)
                     (b)       Form of Amended and Restated Multiple Class Plan

---------------

1.        Filed with Registration Statement No. 33-36962 on September 21, 1990.

2.        Filed with Pre-Effective Amendment No. 1 to Registration Statement No.
          33-36962 on November 19, 1990.

3.        Filed with Pre-Effective Amendment No. 2 to Registration Statement No.
          33-36962 on December 26, 1990.

4. Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.

5. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.

6. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.

7. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

8. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.

9. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-36962 on February 28, 1996.

10. Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.

11. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-36962 on May 1, 1997.

12. Filed on Form N-30D pursuant to Rule 30d-1 (accession no. 0000950109-98-001634) and incorporated herein by reference.

ITEM      25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          The following chart indicates the persons controlled by New York Life:



                                                                               Jurisdiction of                Percent of Voting
           Name+                                                               Organization                   Securities Owned
           -----                                                               ----------------               -----------------

Eagle Strategies Corporation                                                   Arizona                        100%

Greystone Realty Corporation which owns 100%                                   Delaware                       100%
of the shares of:
  Greystone Realty Management, Inc.                                            Delaware                       100%

NYLIFE Administration Corp.                                                    Texas                          100%

MacKay-Shields Financial Corporation                                           Delaware                       100%

Madison Square Advisors, Inc.                                                  Delaware                       100%

MSC Holding, Inc. (formerly Magnus Software Corporation, Inc.)                 Georgia                        85.43%

The Mainstay Funds                                                             Massachusetts                  ***

MainStay Management, Inc.                                                      Delaware                       100%

MainStay Shareholder Services, Inc.                                            Delaware                       100%

Monitor Capital Advisors, Inc.                                                 Delaware                       100%

NYLIFE SFD Holding, Inc.                                                       Delaware
  which owns 83.33% of NYLIFE
    Structured Asset Management Company Ltd.                                   Texas                          100%

New York Life Capital Corporation                                              Delaware                       100%

New York Life Insurance and Annuity
  Corporation                                                                  Delaware                       100%

New York Life International Investment Inc.                                    Delaware
which owns 100% of the shares of:
  Monetary Research Ltd.                                                       Bermuda
  and 100% of the shares of:
  NYL Management Limited                                                       England

MainStay VP Series Fund, Inc.                                                  Maryland                       *

New York Life International, Inc. (formerly New York Life Worldwide Holding,   Delaware
Inc.),  which owns 100% of the shares of:
           New York Life Worldwide Capital, Inc.                               Delaware
           New York Life Worldwide Development, Inc.                           Delaware

New York Life Worldwide (Bermuda) Ltd., which owns 100% of the shares of
           New York Life Insurance Worldwide Ltd.

New York Life (U.K.) Ltd., which owns                                          Bermuda
  100% of the shares of:                                                       England

             Windsor Construction Company Limited                              England                        100%
             and 33.3% of Japan Gamma Asset Management                         Japan
             Limited and 31.5% of the shares of:
                   Life Assurance Holding Corporation Limited,                 South Korea
                   which owns 100% of the shares of:
                         Windsor Life Assurance Company Limited                Indonesia
                         and which owns 51% of the shares of:
                             KOHAP New York Life Insurance Ltd.                Mexico
                         and which owns 50.2% of the shares of:
                             P.T. Asuransi Jiwa Sewur - New York
                         and which owns 49% of the shares of:
                             GEO New York Life, S.A.

NYLIFE Depositary Corporation which owns 16.67% of                             Delaware                       100%
NYLIFE Structured Asset Management Company Ltd.                                Texas

New York Life Benefit Services, Inc. which owns 100% of                        Massachusetts                  100%
ADQ Insurance Agency Inc.                                                      Massachusetts                  100%

New York Life Trust Company                                                    New York                       100%

NYLIFE Distributors Inc.                                                       Delaware                       100%

NYLIFE Healthcare Management Inc., which owns 54.3% of
total combined stock and 89.6% of the voting rights of:
       Express Scripts, Inc., which owns 100% of the
       shares of:                                                              Delaware
             Great Plains Reinsurance Company                                  Arizona
             Practice Patterns Science, Inc.                                   Delaware
             ESI Canada Holdings, Inc., which owns 100% of                     Canada
             the shares of:
                   ESI Canada, Inc.                                            Canada
                   IVTx of Houston, Inc.                                       Texas
                   IVTx of Dallas, Inc.                                        Texas
                   PhyNet, Inc.                                                Texas
       Express Scripts Vision Corporation                                      Delaware
       and owns 100% of the shares of:                                         Delaware
             Avanti Corporate Health Systems Inc.                              Delaware
             Avanti of the District, Inc.                                      Maryland
             Avanti of New Jersey, Inc.                                        New Jersey
                                                                               Maryland
             Prime Provider Corp., which owns 100% of the
             shares of:                                                        New York
                   Prime Provider Corp. of Texas                               Texas


             WellPath of Arizona Reinsurance Company                           Arizona

             NYLCare NC Holdings, Inc. which owns 50% of the                   Delaware
             shares of:
                   WellPath Community Health Plan Holdings,                    North Carolina
             L.L.C. which owns 100% of WPCHP Holdings, Inc.
             and 99% of:                                                       Delaware
                   WellPath Preferred Services, L.L.C.
                   and                                                         North Carolina
                   WellPath Select Holdings, L.L.C., which
                   owns 100% of:                                               North Carolina

             WellPath Select, Inc.                                             North Carolina

             WellPath of Carolina, Inc.                                        North Carolina

             NYLCare Health Plans of Pennsylvania, Inc.                        Pennsylvania
             Docservo, Inc.                                                    New York

New York Life International Investment Asia, Ltd.                              Mauritius                              100%

ETHIX Southeast, Inc.                                                          North Carolina

NYLIFE Inc.                                                                    New York                               100%

NYLIFE Insurance Company of Arizona                                            Arizona                                100%

NYLIFE Refinery, Inc.                                                          Delaware                               100%

NYLIFE Securities Inc.                                                         New York                               100%

NYLINK Insurance Agency Incorporated                                           Delaware                               100%
which owns 100% of the shares of:
       NYLINK Insurance Agency of Alabama                                      Alabama

       NYLINK Insurance Agency of New Mexico                                   New Mexico
       NYLINK Insurance Agency of Hawaii Incorporated                          Hawaii


       NYLINK Insurance Agency of Massachusetts,                               Massachusetts                          100%
       Incorporated

NYLTEMPS Inc.                                                                  Delaware


+ By including the indicated corporation in this list, New Your life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

* New York Life serves as investment adviser to this entity the shares of which are held of record by separate accounts of NYLIAC (for the MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of this entity.

**        New York Life Foundation does not issue voting securities.

*** MacKay-Shields Financial Corporation and Monitor Capital Advisores, Inc. serve as sub-advisers to this entity.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

        As of September 1, 1998, the number of record holders of each class of securities of the Registrant were as follows:

     (1)                                          (2)
TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
--------------                          ------------------------

Shares of Common Stock:
Bond Fund
     Institutional Class                137
     Institutional Service Class         58
EAFE Index Fund
     Institutional Class                 76
     Institutional Service Class         45
Growth Equity Fund
     Institutional Class                333
     Institutional Service Class        292
Indexed Equity Fund
     Institutional Class                213
     Institutional Service Class        764
Indexed Bond Fund                       292

     (1)                                          (2)
TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
--------------                          ------------------------

     Institutional Class                      80
     Institutional Service Class              58
International Bond Fund
     Institutional Class                      20
     Institutional Service Class              24
International Equity Fund
     Institutional Class                      65
     Institutional Service Class              50
Money Market Fund
     Institutional Class                     171
     Institutional Service Class              82
Multi-Asset Fund
     Institutional Class                     303
     Institutional Service Class             213
Short-Term Bond Fund
     Institutional Class                     117
     Institutional Service Class              24
Value Equity Fund
     Institutional Class                     380
     Institutional Service Class             231


ITEM 27.  INDEMNIFICATION

        Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2), and Article VII, Section 2 of the Registrant's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

        The business of MainStay Management, Inc. is summarized under "Know Who You're Investing With" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

        The business or other connections of each director and officer of MainStay Management, Inc. is currently listed in the investment adviser registration on Form ADV for MainStay Management, Inc. (File No. 801-54912) and is hereby incorporated herein by reference thereto.

        The business of MacKay-Shields Financial Corporation is summarized under "Who Manages Your Money" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

        The business of Monitor Capital Advisors, Inc. is summarized under "Who Manages Your Money?" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

        The business or other connections of each director and officer of Monitor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors, Inc. (File No. 801-34412) and is hereby incorporated herein by reference thereto.

        The business of New York Life Insurance Company is summarized under "Who Manages Your Money?" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

        The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801-19525) and is hereby incorporated herein by reference thereto.

ITEM 29.  PRINCIPAL UNDERWRITERS

a. NYLIFE Distributors Inc. also acts as the principal underwriter for The MainStay Funds (File No. 33-2610) and NYLIAC Variable Universal Life Separate Accounts I and II.

b.                                                                                             (3)
      (1)                                             (2)                            Position(s) and Office
Name and Principal                        Position(s)and Office(s)                        Office(s) with
 Business Address                         with NYLIFE Distributors Inc.                     Registrant
 ----------------                         -----------------------------              ----------------------


Davidson, Sheila                          Chief Compliance Officer                           None
   51 Madison Avenue
   New York, NY  10010
Brady, Robert E.                          Director and Vice President                        None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Boyce, Jefferson C.                       Director                                           Senior Vice President
  51 Madison Avenue
  New York, NY  10010
Roussin, Stephen C.                       Director                                           Director and Chairman
  300 Interpace Parkway
  Parsippany, NJ 07054
Gallo, Michael G.                         Director                                           None
  51 Madison Avenue
  New York, NY  10010
Rock, Robert D.                           Director                                           None
  51 Madison Avenue

  New York, NY  10010
Boccio, Frank M.                          Director                                           None
  51 Madison Avenue
  New York, NY  10010
Hildebrand, Phillip J.                    Director                                           None
  51 Madison Avenue
  New York, NY  10010
Adasse, Louis H.                          Corporate Vice President                           None
  51 Madison Avenue,
  New York, NY 10010
Polis, Anthony W.                         Vice President and                                 Treasurer,Chief
  300 Interpace Parkway                   Chief Financial Officer                            Financial and
  Parsippany, NJ 07054                                                                       Accounting Officer
Calhoun, Jay S.                           Vice President and Treasurer                       None
  51 Madison Avenue
  New York, NY 10010
Warga, Thomas J.                          Senior Vice President                              None
  51 Madison Avenue                       and General Auditor
  New York, NY  10010
Livornese, Linda M.                       Vice President                                     President
  51 Madison Avenue
  New York, NY  10010
Murray, Thomas J.                         Corporate Vice President                           None
  51 Madison Avenue
  New York, NY  10010
Zuccaro, Richard W.                       Tax Vice President                                 Tax Vice President
  51 Madison Avenue
  New York, NY 10010
Krystel, David J.                         Vice President                                     None
  51 Madison Avenue
  New York, NY  10010
O'Byrne, John H.                          Vice President and Chief                           None
  51 Madison Avenue                       Compliance Officer
  New York, NY 10010
Daoust, George R.                         Assistant Vice President                           None
  300 Interpace Parkway
  Parsippany, NJ 07054
Arizmendi, Arphiela                       Assistant Vice President                           Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ 07054
Cirillo, Antoinette B.                    Assistant Vice President                           Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ 07054
Lorito, Geraldine                         Assistant Vice President                           Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ  07054
Gomez, Mark A.                            Assistant Secretary                                None
  51 Madison Avenue
  New York, NY  10010
Linda E. O'Sullivan                       Director and Senior Accountant                     Assitant Treasurer
  300 Interpace Parkway
  Parsippany, NJ  07054


c.      Inapplicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

        Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of MainStay Management, Inc. and NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany NJ 07054, at the offices of Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, NJ 08540-6242, and at the offices of MacKay-Shields Financial Corporation, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for the Funds are maintained by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the Registrant's transfer agent are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 31.  MANAGEMENT SERVICES.

        Inapplicable.

ITEM 32.  UNDERTAKINGS.

c. The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York, on the 25th day of September, 1998.

                               MAINSTAY INSTITUTIONAL FUNDS INC.



                               By: /s/ Linda M. Livornese
                                   ----------------------
                                    Linda M. Livornese
                                    President



        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                Title                                            Date
---------                                -----                                            ----


--------------------                     Chairperson and                            September 25, 1998
Stephen C. Roussin*                      Director


--------------------                     Director                                   September 25, 1998
Patrick G. Boyle*


--------------------                     Director                                   September 25, 1998
Lawrence Glacken*


--------------------                     Director                                   September 25, 1998
Robert P. Mulhearn*


--------------------                     Director                                   September 25, 1998
Susan B. Kerley*

Signature                                Title                                            Date
---------                                -----                                            ----



/s/ Linda M. Livornese                    President                                 September 25, 1998
----------------------                    (Principal
Linda M. Livornese                        Executive
                                          Officer)

/s/ Anthony W. Polis                      Treasurer                                 September 25, 1998
--------------------                      (Principal
Anthony W. Polis                          Financial
                                          and Accounting
                                          Officer)




*By: /s/ Jeffrey L. Steele
     ---------------------
      Jeffrey L. Steele
      as Attorney-in-Fact



* Powers of Attorney filed with the initial Registration Statement No. 33-36962 on September 21, 1990, with Pre-Effective Amendment No. 2 to the Registration Statement on December 26, 1990, with Post-Effective Amendment No. 7 to the Registration Statement on October 14, 1994, and with Post-Effective Amendment No. 18 to the Registration Statement on April 30, 1998, incorporated by reference within.

                                 EXHIBIT INDEX

     EXHIBIT                                           ITEM NO.
     -------                                           --------

Articles Supplementary                                  1(f)

Opinion and Consent of Counsel                          10

Consent of Independent Accountants                      11

Amended and Restated Shareholder Services Plan          15(c)

Shareholder Services Plan for Asset Management
  Money Fund                                            15(d)

Plan of Distribution Pursuant to Rule 12b-1 for
  Asset Management Money Fund                           15(e)

Amended and Restated Multiple Class Plan                18(b)